NOTES PAYABLE - Notes Payable under 2012 Credit Agreement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 28, 2012	Dec. 31, 2012	Jun. 24, 2013
Debt Instrument [Line Items]
Accumulated amortization of loan discount			$ 717	$ 2,914		$ 213
Payment in kind interest	0	507	1,022	2,040
Loss on early extinguishment of debt			17,157	0
Notes Payable | Former SAE Common Stockholders
Debt Instrument [Line Items]
Debt, principal amount							17,500
Notes Payable | 2012 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, term					4 years
Debt, face amount					80,000
Stated interest rate					13.50%
Quarterly principal payment					200
Quarterly interest payment, percent					0.25%
Percentage of common stock issued					1.00%
Loan issuance costs					12,029
Unamortized loan discount			7,983	607
Accumulated amortization of loan discount				158
Loan issuance costs and discount amortization expense			2,298	2,860
Payment in kind interest, percent					2.50%
Payment in kind interest			1,022	2,040
Loss on early extinguishment of debt			17,157
Prepayment penalties			8,877
Legal fees			$ 297